Jul. 31, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated July 31, 2020 (as revised August 17, 2020) and the Statement of Additional Information (the “SAI”), dated July 31, 2020 (as revised January 25, 2021), for the iShares Nasdaq Biotechnology ETF (IBB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes for the Fund are expected to take effect on or around June 21, 2021:

Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
iShares Nasdaq Biotechnology ETF	iShares Biotechnology ETF	NASDAQ Biotechnology Index	ICE Biotechnology Index

Change in the Fund’s “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the Fund shall be deleted in its entirety and replaced with the following:

The iShares Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the biotechnology sector.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE Biotechnology Index (the “Underlying Index”), which measures the performance of U.S.-listed securities of companies that are classified according to the ICE Uniform Sector Classification schema within the Biotechnology Sub-Industry Group (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) and that also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements. Companies classified within the Biotechnology Sub-Industry Group include those companies that are engaged in the research and development of therapeutic treatments but that are not focused on the commercialization and mass production of pharmaceutical drugs. The Biotechnology Sub-Industry Group also includes those companies that are engaged in the production of tools or systems that enable biotechnology processes. The Underlying Index will include large-, mid- and small-capitalization companies and may change over time. As of March 31, 2021, a significant portion of the Underlying Index is represented by securities of companies in the biotechnology and life sciences tools & services industries or sectors. The components of the Underlying Index are likely to change over time.

The last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.